Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Assets classified as held for sale (Details) - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Assets classified as held for sale	[1]	$ 2,395	$ 1,030
Liabilities directly associated with assets classified as held for sale	[1]	$ 821	$ 820

[1]	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.